Accounts Receivable, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the allowance for doubtful accounts
Balance at beginning of the year	¥ (107,200)	¥ (77,723)	¥ (83,383)
Additional allowance for credit losses, net	(3,849)	(32,471)	(28,098)
Write-offs	78,785	2,994	33,758
Balance at end of the year	¥ (32,264)	¥ (107,200)	¥ (77,723)